TRADE RECEIVABLES - Additional Information (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of TRADE RECEIVABLES [Line Items]
Allowance of doubtful accounts on trade receivables	¥ 495,510,000	¥ 426,849,000
Expected credit loss rate	13.00%	30.00%
Five Largest Customers [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit loss rate	42.00%	97.00%